Long-Term Debt, $50.0 Million Term Loan Facility (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Vessel	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Long-Term Debt [Abstract]
Repayment of loan	$ 25,310,680	$ 101,057,645
$50.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Repayment of loan	22,300,000
Face amount	$ 50,000,000
Number of subsidiaries providing security for term loan facility | Vessel	4
Long-term debt	$ 25,800,000		$ 50,000,000